SCHEDULE OF EARNINGS PER SHARE, BASIC AND DILUTED (Details)	12 Months Ended
	Dec. 31, 2021 $ / shares	Dec. 31, 2021 HKD ($) shares	Dec. 31, 2020 $ / shares	Dec. 31, 2020 HKD ($) shares	Dec. 31, 2019 $ / shares	[1]	Dec. 31, 2019 HKD ($) shares
Earnings Per Share [Abstract]
Net (loss) | $		$ (2,145,530)		$ (9,075,353)			$ (61,995,758)
Weighted average number of common stock outstanding-basic and diluted | shares		6,572,226		6,406,146			4,422,837	[1],[2]
(Loss) per share - basic and diluted | $ / shares	$ (0.33)		$ (1.42)		$ (14.02)

[1]	- The computation of basic and diluted share and EPS data was adjusted retroactively for all period presented to reflect the 5 to 1 reverse stock split change which was effective on October 29, 2020.
[2]	The number of shares outstanding was adjusted retroactively for all period presented to reflect the 5 to 1 reverse stock split change which was effective on October 29, 2020.